Real Estate and Real Estate-Related Intangibles (Future Minimum Ground Net Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Minimum Ground Net Lease Payments to be Collected
2018	$ 20,197
2019	20,270
2020	20,348
2021	20,434
2022	20,513
Leases with CPI Based Escalations
Future Minimum Ground Net Lease Payments to be Collected
2018	4,993
2019	4,993
2020	4,993
2021	4,993
2022	4,993
Leases with Fixed Escalations
Future Minimum Ground Net Lease Payments to be Collected
2018	5,172
2019	5,245
2020	5,323
2021	5,409
2022	5,488
Leases with Revenue Participation
Future Minimum Ground Net Lease Payments to be Collected
2018	10,032
2019	10,032
2020	10,032
2021	10,032
2022	$ 10,032